Schedule of cash and cash equivalents (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash in bank	€ 3,945,143	€ 3,687,402
Cash in short-term marketable securities	2,238,823
Cash in hand & prepaid cards	4,000	4,018
Total cash and cash equivalents	€ 6,187,966	€ 3,691,420